Leases Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Obligations [Abstract]
Summary of Future Minimum Lease Payments

The amount of future minimum lease payments as of December 31, 2022 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	19,931	Ps.	(4,513)	Ps.	15,418

Less than two years	Ps.	18,880	Ps.	(3,240)	Ps.	15,640
Less than three years		18,880		(1,901)		16,979
Less than four years		14,064		(476)		13,588
Liabilities for assets in lease long term		51,824		(5,617)		46,207
Total liabilities for leased assets	Ps.	71,755	Ps.	(10,130)	Ps.	61,625